Debentures (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 42,585	€ 52,987
Current maturities	8,758	4,644
Long-term loans	51,343	57,631
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	8,789	8,977
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	8,833	9,084
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	8,874	9,129
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	10,354	9,171
Sixth year and thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 5,735	€ 16,626